Finance income and finance expense (Details) - Schedule of finance income and finance expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance income and finance expense [Abstract]
Interest income	SFr 3,219	SFr 258	SFr 17,882
Net foreign currency exchange gain	1,458,429	3,207,649	1,343,153
Revaluation gain from derivative financial instruments	5,085		663,725
Total finance income	1,466,733	3,207,907	2,024,760
Interest expense (incl. Bank charges)	189,695	135,151	28,628
Net foreign currency exchange loss	1,129,788	3,541,202	1,562,725
Revaluation loss from derivative financial instruments	416,003	2,250,222
Transaction costs		219,615
Total finance expense	1,735,486	6,146,190	1,591,353
Finance (expense)/income, net	SFr (268,753)	SFr 2,938,283	SFr 433,407